LEASES, Lease Liabilities (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Lease liabilities [Abstract]
Lease liabilities mature within 12 months		$ 5,239	$ 5,288
Lease liabilities mature over 12 months		74,123	64,923
Total lease liabilities	[1]	79,362	70,211
Leasehold Land [Member] | Investment Properties [Member]
Lease liabilities [Abstract]
Total lease liabilities		$ 4,000	$ 4,600

[1]	Lease liabilities in amount of approximately US$4.0 million and US$4.6 million was related to the leasehold land included in the investment properties as of June 30, 2024 and December 31, 2023. See Note 15.